Equity Incentive Plan - Schedule of Stock Options Assumptions (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	$ 1.63		$ 1.63		$ 565.76
Dividend yield	0.00%	0.00%	0.00%	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	$ 0.0325		$ 0.0325
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	$ 0.0271		$ 0.0271
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	124.00%		124.00%
Expected term (in years)	4 years 2 months 12 days		4 years 2 months 12 days